Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Chemomab Therapeutics Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Capital

Note 4 - Share Capital

A.	Right attached to shares

Ordinary shares

All of the issued and outstanding ordinary shares of the Company are duly authorized, validly issued, fully paid and non-assessable. The ordinary shares are not redeemable, and each ordinary share is entitled to one vote. The holders of the ordinary shares have the right to vote and participate in shareholders’ meetings, the right to receive profits, and the right to participate in the accumulated earnings when the Company is dissolved.

1. Voting

The holders of ordinary shares are entitled to vote on all matters submitted to shareholders for a vote.

2. Dividends

The holders of the ordinary shares are entitled to receive dividends, when and as declared by the Board of Directors, and out of funds legally available.

Since its inception, the Company has not declared any dividends.

B.	Financing rounds

As disclosed in Note 8(1) to the Company’s annual financial statements as of December 31, 2025, the Company issued warrants to purchase up to 65,482 ADSs in connection with the March 2021 private placement. Such warrants expired in March 2026 without being exercised.

In July 2025, the Company entered into a Sales Agreement with LifeSci Capital, LLC, pursuant to which it may offer and sell, from time to time, American Depositary Shares (“ADSs”), each representing 80 ordinary shares, in an at-the-market offering (“ATM Offering”) for aggregate gross proceeds of up to $7.26 million. The Company is not obligated to sell any ADSs under the Sales Agreement, which may be terminated by either party in accordance with its terms.

CHEMOMAB THERAPEUTICS LTD AND ITS SUBSIDIARIES
NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 4 - Share Capital (cont’d)

From August 1, 2025, through June 30, 2026, the Company issued 2,014,746 ADSs at an average price of approximately $3.04 per ADS under the LifeSci ATM Agreement, resulting in net proceeds of $5,882 thousand. During the six months ended June 30, 2026, the Company issued 34,760 ADSs at an average price of approximately $2.01 per ADS under the LifeSci ATM Agreement for net proceeds of approximately $68 thousand.

C.	Share-based compensation

The expenses that were recognized in the consolidated statements of operations for services received from employees and service providers are as follows:

	Six Months ended	Three Months ended	Six Months ended	Three Months ended
	June 30, 2026	June 30, 2026	June 30, 2025	June 30, 2025
	USD thousands	USD thousands	USD thousands	USD thousands
Research and development	79	37	22	(39)
General and administrative	142	50	223	118

Total share-based compensation expenses	221	87	245	79

The number and weighted average exercise price of options are as follows:

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	June 30, 2026	June 30, 2026	June 30, 2026
Outstanding at January 1, 2026	0.14	31,492,720	6.71
Forfeited	0.17	(1,418,880)
Granted	0.03	1,930,960	9.79

Outstanding at June 30, 2026	0.13	32,004,800	6.14

CHEMOMAB THERAPEUTICS LTD AND ITS SUBSIDIARIES
NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 4 - Share Capital (cont’d)

C.	Share-based compensation (cont’d)

The number of RSAs is as follows:

Number of RSAs
RSA	June 30, 2026
Unvested at beginning of the year	10,071,360
Granted	-
Issuance of ordinary shares upon vesting of RSAs	(1,486,480)
Forfeited	-

Outstanding at June 30, 2026	8,584,880

Note 8 - Share Capital

A.	Right attached to shares

ADS Ratio Change

Effective August 2025, the Company changed the ratio of its American Depositary Shares (“ADSs”) to its Ordinary Shares from one ADS representing 20 Ordinary Shares to one ADS representing 80 Ordinary Shares (the “ADS Ratio Change”).

The ADS Ratio Change did not affect the number of the Company’s issued and outstanding Ordinary Shares or the its shareholders’ equity. The change only affected the number of Ordinary Shares represented by each ADS.

All ADS amounts and per-ADS amounts presented in these consolidated financial statements have been retroactively adjusted to reflect the ADS Ratio Change as if it had occurred at the beginning of the earliest period presented.

Ordinary shares

All of the issued and outstanding ordinary shares of the Company are duly authorized, validly issued, fully paid and non-assessable. The ordinary shares are not redeemable, and each ordinary share is entitled to one vote. The holders of the ordinary shares have the right to vote and participate in shareholders’ meetings, the right to receive profits, and the right to participate in the accumulated earnings when the Company is dissolved.

1.	Voting

The holders of ordinary shares are entitled to vote on all matters submitted to shareholders for a vote.

2.	Dividends

The holders of the ordinary shares are entitled to receive dividends, when and as declared by the Board of Directors, and out of funds legally available.

Since its inception, the Company has not declared any dividends.

Chemomab Therapeutics Ltd. and its subsidiaries

Notes to the Financial Statements as at December 31, 2025

Note 8 - Share Capital (cont’d)

B.	Financing rounds and capital raise

1.	On March 15, 2021, the Company entered into Securities Purchase Agreements pursuant to which the Company sold 654,818 ADSs in a private placement transaction. The Private Placement closed on March 22, 2021. The Company also issued warrants to purchase up to 65,482 ADSs at an exercise price of $69.4 per ADS. The warrants will expire five years from the date of issuance and, if exercised in full, would provide proceeds of approximately $4.5 million.

2.	On April 30, 2021, the Company entered into an At the Market Offering Agreement (the “ATM Agreement”) with Cantor Fitzgerald & Co., (“Cantor”). According to the ATM Agreement, the Company may offer and sell, from time to time, its ADSs having an aggregate offering price of up to $75 million through Cantor or the ATM Agreement. From April 30, 2021, through December 31, 2022, the Company issued 174,952 ADSs at an average price of $91 per ADS under the ATM Agreement, resulting in gross proceeds of $15,917 thousand.

3.	On April 25, 2022, the Company filed a prospectus supplement with the SEC for the issuance and sale of up to $18,125,000 of its ADSs in connection with the reactivation of the ATM Facility and pursuant to General Instruction I.B.6 of Form S-3, which, subject to certain exceptions, limits the amount of securities the Company is able to offer and sell under such registration statement to one-third of our unaffiliated public float. During the year ended December 31, 2022, the Company issued 32,626 ADSs at an average price of $8.44 per ADS under the ATM Agreement, resulting in gross proceeds of $275 thousand. During the year ended December 31, 2023, the Company issued 193,225 ADSs at an average price of $7.32 per ADS under the ATM Agreement, resulting in net proceeds of $1,371 thousand.

4.	On September 19, 2022, the Company entered into a share purchase agreement (the “Repurchase Arrangement”) with Dr. Adi Mor, co-founder of Chemomab Ltd., then Chief Scientific Officer and a director of the Company and Professor Kobi George, co-founder of Chemomab Ltd. (together with Dr. Adi Mor, the “Co-Founders”), whereby the Company agreed, subject to the requisite court approval required under Section 303(a) of the Israeli Companies Law, 5759-1999 (the “Companies Law”), which the Company received on November 14, 2022, to repurchase up to 145,506 of the Company’s ADSs owned by the Co-Founders, for consideration not to exceed an aggregate amount of $2,500,000, depending on the market price of the ADSs at the time of any repurchase. Accordingly, on November 16, 2022, the Company repurchased 145,506 ADSs (the “Treasury Shares”) from the Co-Founders at an average price of $8.34 and for total consideration of approximately $1,218 thousand.

On November 17, 2023, the Company sold the Treasury Shares for an aggregate consideration of approximately $580 thousand.

5.	In October 2023, the Company filed a prospectus supplement with the SEC for the issuance and sale of up to $2,863,664 of its ADSs in connection with the reactivation of the ATM Facility and pursuant to Rule 415(a)(6) under the Securities Act of 1933 Form F-3, which, subject to certain exceptions, limits the number of securities the Company may offer and sell under such registration statement to one-third of our unaffiliated public float.

Chemomab Therapeutics Ltd. and its subsidiaries

Notes to the Financial Statements as at December 31, 2025

Note 8 - Share Capital (cont’d)

In October 2023, the Company entered into an At the Market Offering Agreement (the “Roth ATM Agreement”) with Roth Capital Partners, LLC, (“Roth”). According to the Roth ATM Agreement, the Company may offer and sell, from time to time, its ADSs having an aggregate offering price of up to $2,863,664 through Roth or the Roth ATM Agreement. The Company filed on November 3, 2023 a prospectus supplement as part of a registration statement on Form F-3 (File No. 333-275002). In November 2024, the Company filed a prospectus supplement that amended and supplemented the prospectus supplement, dated November 3, 2023. Under the November 2024 prospectus supplement, the Company may offer and sell, from time to time, its ADSs having an aggregate offering price of up to $8,626,564 through Roth.

From October 30, 2023, through December 31, 2025, the Company issued 847,912 ADSs at an average price of approximately $4.70 per ADS under the Roth ATM Agreement, resulting in net proceeds of $3,691 thousand. Of these amounts, approximately $1,343 thousand were raised during the year ended December 31, 2025. The Roth ATM Agreement was terminated by the Company in 2025.

6.	On July 25, 2024, the Company entered into Securities Purchase Agreements with existing and new investors of the Company (the “Purchasers”), pursuant to which the Company agreed to sell $10.0 million of its ADSs in a private placement transaction, (or “The Private Placement”). The Private Placement closed on July 30, 2024, at which time the Company sold to the Purchasers 1,037,217 ADSs together with pre-funded warrants to purchase up to 987,075 ADSs at an exercise price of $0.0004 per ADS, resulting in net proceeds of $9,071 thousand. The Pre-Funded Warrants were classified as equity, since the warrants are not considered as an ASC 480 liability, are indexed to the Company’s own Ordinary share, and meet all the equity classification conditions pursuant to ASC 815-40. Private Placement did not include any warrant coverage or other dilutive terms.

7.	In July 2025, the Company entered into a Sales Agreement with LifeSci Capital, LLC, pursuant to which it may offer and sell, from time to time, American Depositary Shares (“ADSs”), each representing 80 ordinary shares, in an at-the-market offering (“ATM Offering”) for aggregate gross proceeds of up to $7.26 million. The Company is not obligated to sell any ADSs under the Sales Agreement, which may be terminated by either party in accordance with its terms.

From August 1, 2025, through December 31, 2025, the Company issued 1,979,986 ADSs at an average price of approximately $3.06 per ADS under the LifeSci ATM Agreement, resulting in net proceeds of $5,814 thousand. Of such net proceeds, an amount of approximately $44 thousand was received subsequent to December 31, 2025 and was recorded as account receivable in 2025.

Chemomab Therapeutics Ltd. and its subsidiaries

Notes to the Financial Statements as at December 31, 2025

Note 8 - Share Capital (cont’d)

C.	Share-based compensation

(1)	Share-based compensation plan:

The Company maintains (i) the 2011 Share Option Plan (the “2011 Plan”), (ii) the 2017 Equity-Based Incentive Plan (the “2017 Plan”) and (iii) the Chemomab 2015 Share Incentive Plan (the “2015 Plan”).

As of December 31, 2025, a total of 28,443,060 of our Ordinary Shares (equal to 355,538 ADSs) were reserved for issuance under the 2015 Plan, of which 3,895,360 Ordinary Shares (equal to 48,692 ADSs) were issued pursuant to previous options exercise, and 13,321,840 Ordinary Shares (equal to 166,523 ADSs) were issuable under outstanding options and restricted shares (“RSAs”). Of such outstanding options and RSAs, options to purchase 9,335,040 Ordinary Shares (equal to 116,688 ADSs) had vested and became exercisable as of that date, with a weighted average exercise price of $0.24 per Ordinary Share (or $19.03 per ADS). During the year ended December 31, 2025, options to purchase 125,040 Ordinary Shares (equal to 1,563 ADSs) were canceled.

During 2025 and 2024, the Company issued 5,870,980 and 6,443,900 restricted Ordinary Shares (equal to 73,387 and 80,549 restricted ADSs), respectively, under the 2015 Plan. Of the restricted Ordinary Shares issued in 2025, 1,433,120 (equal to 17,914 ADSs) were converted into Ordinary Shares and 810,400 (equal to 10,130 ADSs) were canceled during the year ended December 31, 2025.

As of December 31, 2025, a total of 23,061,380 of our Ordinary Shares (equal to 288,267 of our ADSs) were reserved for issuance under the 2017 Plan, of which 18,170,880 Ordinary Shares (equal to 227,136 ADSs) were issuable under outstanding options. Of such outstanding options, options to purchase 13,159,760 Ordinary Shares (equal to 164,497 ADSs) had vested and became exercisable as of that date, with a weighted average exercise price of $0.12 per Ordinary Share (or $9.92 per ADS). During the year ended December 31, 2025, options to purchase 4,744,480 Ordinary Shares (equal to 59,306 ADSs) were canceled.

(2)	The expenses that were recognized in the consolidated statements of operations for services received from employees and service providers are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Research and development	158	401	407
General and administrative	465	216	1,084

Total share-based compensation expenses	623	617	1,491

Chemomab Therapeutics Ltd. and its subsidiaries

Notes to the Financial Statements as at December 31, 2025

Note 8 - Share Capital (cont’d)

C.	Share-based compensation (cont’d)

(3)	The number and weighted average exercise price of options are as follows:

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2024	2024	2024	2023	2023	2023
Outstanding at January 1	0.16	29,873,100	5.99	0.33	35,191,540	7.42
Exercised	-	-	-	-	-	-
Forfeited	0.19	(667,820)	-	0.39	(20,373,620)	-
Granted	0.03	2,845,020	8.56	0.07	15,055,180	5.86

Outstanding at December 31	0.15	32,050,300	7.34	0.16	29,873,100	5.99

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2025	2025	2025	2024	2024	2024
Outstanding at January 1	0.15	32,050,300	7.34	0.16	29,873,100	5.99
Exercised	0.03	(449,920)	-	-	-	-
Forfeited	0.11	(4,869,540)	-	0.19	(667,820)	-
Granted	0.06	4,761,880	9.30	0.03	2,845,020	8.56

Outstanding at December 31	0.14	31,492,720	6.71	0.15	32,050,300	7.34

(3)	The number of RSAs is as follows:

Number of RSAs
RSA	2025
Unvested at beginning of the year	6,443,900
Granted	5,870,980
Vested	(1,433,120)
Forfeited	(810,400)

Outstanding at December 31, 2025	10,071,360

Chemomab Therapeutics Ltd. and its subsidiaries

Notes to the Financial Statements as at December 31, 2025

Note 8 - Share Capital (cont’d)

C.	Share-based compensation (cont’d)

4)	Fair value measurement:

The fair value of the options is measured at the grant date using the Black-Scholes Option pricing model and the assumptions used to calculate the fair value of the options are as follows:

2025 grants of Options
Weighted average share price (in U.S. dollar)(a)	0.05
Exercise price (in U.S. dollar)	0.06-0.08
Expected life of options (in years)(b)	5.44-5.5
Expected volatility(c)	96%-105.2%
Risk-free interest rate(d)	4.09%-4.19%
Dividend yield	0%

(a)	The weighted average share price is based on the Company’s Ordinary Share closing price on the stock exchange as at the grant date

(b)	Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate. This method effectively assumes that exercise occurs over the period from vesting until expiration, and therefore the expected term is the midpoint between the service period and the contractual term of the award. The simplified method is applicable to service conditions.

(c)	Expected volatility is based on historical volatility over the most recent period commensurate with the expected term of the option. As the Company has a short trading history for its ordinary shares, when the Company’s trading period is shorter than the expected term, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

(d)	The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.

Chemomab Therapeutics Ltd. and its subsidiaries

Notes to the Financial Statements as at December 31, 2025